INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Biological assets
Beginning of the period	$ 2,378,380	$ 294,134	$ 294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	666,175	1,764,863
Cost incurred during the period	1,036,276		4,435,338
Decrease due to harvest/disposals	(2,363,692)		(4,115,955)
End of period	1,211,504		2,378,380
Soybean
Biological assets
Beginning of the period	1,276,694
Initial recognition and changes in the fair value of biological assets at the point of harvest	87,979		593,001
Cost incurred during the period	574,524		1,959,381
Decrease due to harvest/disposals	(1,359,482)		(1,275,688)
End of period	579,715		1,276,694
Corn
Biological assets
Beginning of the period	1,101,686
Initial recognition and changes in the fair value of biological assets at the point of harvest	72,561		435,725
Cost incurred during the period	272,905		1,814,249
Decrease due to harvest/disposals	(1,004,210)		(1,148,288)
End of period	442,942		1,101,686
Wheat
Biological assets
Beginning of the period		220,682	220,682
Initial recognition and changes in the fair value of biological assets at the point of harvest			579,313
Cost incurred during the period	128,269		444,303
Decrease due to harvest/disposals			(1,244,298)
End of period	128,269
Barley
Biological assets
Beginning of the period		$ 73,452	73,452
Initial recognition and changes in the fair value of biological assets at the point of harvest			158,080
Cost incurred during the period	21,909		162,342
Decrease due to harvest/disposals			(393,874)
End of period	21,909
Sunflower
Biological assets
Initial recognition and changes in the fair value of biological assets at the point of harvest			(1,256)
Cost incurred during the period	38,669		55,063
Decrease due to harvest/disposals			$ (53,807)
End of period	$ 38,669